Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Summary of stock option activity

A summary of stock option activity under the Company's 2021 Plan relating to awards to certain officers and directors as of December 31, 2021, and changes during the twelve months ended December 31, 2021, are as follows:

		Weighted
	Outstanding	Average
	Stock	Exercise
	Options	Price
Granted	442,789	25
Vested	0
Forfeited	0
Balance as of December 31, 2021	442,789	25

Summary of the RSU activity

		Weighted
		Average
	Outstanding	Grant Date Fair
	RSU’s	Value
Granted	344,271	23.75
Vested	0
Forfeited	8,822
Balance as of December 31, 2021	335,449	23.75